Fees and Expenses - Amplify Cash Flow Dividend Leaders ETF	Sep. 09, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FUND FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.39%
Expense Waiver/Reimbursement(2)	(0.39)%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.00%

1.	Estimate based on the expenses the Fund expects to incur for the current fiscal year.

2.	Pursuant to an agreement with the Fund, Amplify Investments LLC has agreed to waive the management fees for the Fund for assets under management up to $100 million from September 11, 2025 until at least January 28, 2026. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees on behalf of the Fund.